Debt (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Disclosure of detailed information about borrowings [text block]

	Short-Term	Long-Term	Lease
	Debt	Debt	Liabilities	Total
Balance – December 31, 2023	1,815	9,425	1,326	12,566
Cash flows (cash inflows and outflows presented on a net basis)	(287)	495	(402)	(194)
Additions and other adjustments to ROU liabilities	‐	‐	470	470
Foreign currency translation and other non-cash changes	6	(2)	(39)	(35)
Balance – December 31, 2024	1,534	9,918	1,355	12,807
Balance – December 31, 2022	2,142	8,582	1,204	11,928
Cash flows (cash inflows and outflows presented on a net basis)	(458)	832	(375)	(1)
Additions and other adjustments to ROU liabilities	‐	‐	492	492
Foreign currency translation and other non-cash changes	131	11	5	147
Balance – December 31, 2023	1,815	9,425	1,326	12,566